PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Equipment and Intangible Assets [Line Items]
Less: accumulated depreciation	$ (6,525,834)	$ (4,481,910)
Property and equipment, net	5,194,465	6,309,483
Intangible assets, net	11,235,078	10,194,582
Less: accumulated amortization	(70,085)	(56,685)
Property, equipment and intangible assets, net	16,429,543	16,504,065
Depreciation expenses	2,823,534	2,733,684	$ 1,322,236
Amortization expenses	15,018	15,460	$ 16,732
Licenses
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	10,004,563	10,004,563
Trading Right
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	128,026	128,180
Others
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	1,057,434
Electronic Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	7,809,971	6,897,897
Office Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	873,192	798,279
Leasehold improvement
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,657,837	1,748,345
Software
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,379,299	1,346,872
Trademark
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	$ 115,140	$ 118,524